Description of Organization and Business Operations (Details) - USD ($)			12 Months Ended
	Jan. 13, 2023	Jan. 11, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	Jan. 14, 2021
Description of Organization and Business Operations [Line items]
Proceeds from public offering				$ 300,000,000
Amount held in trust account			$ 300,000,000	300,000,000			$ 300,000,000
Aggregate amount	$ 3,000,000
Accrued liabilities				2,961,000	$ 0
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Percentage of public shares			100.00%	100.00%
Deposited in trust account				$ 150,000
Promissory note related party				1,800,000	$ 0
Minimum net tangible assets upon consummation of business combination			$ 5,000,001	$ 5,000,001
Aggregate shares (in Shares)				127,777
Shares forfeiture (in Shares)				127,777
Condition for future business combination use of proceeds percentage.				80.00%
Price per share (in Dollars per share)			$ 10	$ 10			$ 10
Shares held in trust account (in Shares)			30,000,000	30,000,000
working capital deficit			$ 7,836,000	$ 7,836,000
Cash			$ 22,000	22,000
Public Offering [Member]
Description of Organization and Business Operations [Line items]
Proceeds from public offering				300,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line items]
Proceeds from Issuance of Private Placement				$ 8,350,000
Aggregate shares (in Shares)				5,566,667
Common Class A [Member]
Description of Organization and Business Operations [Line items]
Shares redemption percentage	87.00%
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption amount			$ 265,050,000	$ 265,050,000
Remaining shares outstanding (in Shares)			3,931,719	3,931,719	30,000,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Aggregate shares (in Shares)				1,503,254
Class B Ordinary shares [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares, par value (in Dollars per share)			0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Extension Amendment Proposal [Member] | Common Class A [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares exercised (in Shares)		26,068,281	26,068,281
Redemption price (in Dollars per share)			$ 10.167
Remaining shares outstanding (in Shares)			3,931,719	3,931,719	30,000,000
Business Combination [Member]
Description of Organization and Business Operations [Line items]
Similar business combination				one
Ordinary shares, par value (in Dollars per share)			$ 0.00001	$ 0.00001
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Business Combination [Member] | Common Class A [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001